Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 69,424	$ 58,644	$ 53,637
Increase (decrease) through financing cash flows	18,764	10,548	(1,186)
Increase (decrease) through effect of changes in foreign exchange rates	(903)	2,680	(303)
Increase (decrease) through non-cash interest	8,481	10,568	8,482
Increase (decrease) through non-cash impact of amendment	(11,138)	(16,008)
Increase (decrease) through other changes			(1,986)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(18,557)	2,992
Liabilities arising from financing activities ending balance	66,071	69,424	58,644
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	15,070	7,621	6,362
Increase (decrease) through financing cash flows	592	5,910	1,006
Increase (decrease) through effect of changes in foreign exchange rates	(449)	1,392	(112)
Increase (decrease) through non-cash interest	427	364	220
Increase (decrease) through non-cash impact of amendment		0
Increase (decrease) through other changes			145
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(80)	(217)
Liabilities arising from financing activities ending balance	15,560	15,070	7,621
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	26,074	30,671	19,723
Increase (decrease) through financing cash flows	27,957	2,050	7,967
Increase (decrease) through effect of changes in foreign exchange rates	0	0	0
Increase (decrease) through non-cash interest	6,193	7,902	5,844
Increase (decrease) through non-cash impact of amendment	(11,138)	(16,008)
Increase (decrease) through other changes			(2,863)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(12,713)	1,459
Liabilities arising from financing activities ending balance	36,373	26,074	30,671
Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	8,276	12,180	12,634
Increase (decrease) through financing cash flows	(8,743)	(6,105)	(2,010)
Increase (decrease) through effect of changes in foreign exchange rates	180	750	(240)
Increase (decrease) through non-cash interest	819	1,451	1,796
Increase (decrease) through non-cash impact of amendment		0
Increase (decrease) through other changes			0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(532)	0
Liabilities arising from financing activities ending balance	0	8,276	12,180
Lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	5,776	4,104	4,623
Increase (decrease) through financing cash flows	(1,063)	(1,221)	(1,922)
Increase (decrease) through effect of changes in foreign exchange rates	(297)	363	49
Increase (decrease) through non-cash interest	760	780	622
Increase (decrease) through non-cash impact of amendment		0
Increase (decrease) through other changes			732
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(556)	1,750
Liabilities arising from financing activities ending balance	4,620	5,776	4,104
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	14,228	4,068	10,295
Increase (decrease) through financing cash flows	21	9,914	(6,227)
Increase (decrease) through effect of changes in foreign exchange rates	(337)	175	0
Increase (decrease) through non-cash interest	282	71	0
Increase (decrease) through non-cash impact of amendment		0
Increase (decrease) through other changes			0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(4,676)	0
Liabilities arising from financing activities ending balance	$ 9,518	14,228	4,068
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		58,644
Liabilities arising from financing activities ending balance			58,644
Previously stated | Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		7,621
Liabilities arising from financing activities ending balance			7,621
Previously stated | Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		30,671
Liabilities arising from financing activities ending balance			30,671
Previously stated | Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		12,180
Liabilities arising from financing activities ending balance			12,180
Previously stated | Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		$ 4,068
Liabilities arising from financing activities ending balance			$ 4,068